Exhibit 99.1

World Omni Auto Receivables Trust 2026-B
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	1,190,056,347.12	44,031
Yield Supplement Overcollateralization Amount 06/30/26	78,484,746.24	0
Receivables Balance 06/30/26	1,268,541,093.36	44,031
Principal Payments	46,078,833.47	1,142
Defaulted Receivables	1,624,808.44	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	74,778,405.03	0
Pool Balance at 07/31/26	1,146,059,046.42	42,852

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.83%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	1,406,046,144.06	46,693

Delinquent Receivables:
Past Due 31-60 days	11,009,063.15	438
Past Due 61-90 days	3,464,296.32	130
Past Due 91-120 days	1,315,685.19	42
Past Due 121+ days	0.00	0
Total	15,789,044.66	610

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	694,614.79
Aggregate Net Losses/(Gains) - July 2026	930,193.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	0.12%
Second Prior Net Losses/(Gains) Ratio	0.12%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	10,314,531.42
Actual Overcollateralization	10,314,531.42
Weighted Average Contract Rate	5.79%
Weighted Average Contract Rate, Yield Adjusted	8.71%
Weighted Average Remaining Term	57.36

Flow of Funds	$ Amount
Collections	52,929,154.79
Investment Earnings on Cash Accounts	20,406.21
Servicing Fee	(1,057,117.58)
Transfer to Collection Account	-
Available Funds	51,892,443.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,018,845.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	151,707.42
(5) Noteholders' Second Priority Principal Distributable Amount	13,546,793.58
(6) Class C Interest	79,947.00
(7) Noteholders' Third Priority Principal Distributable Amount	19,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,314,531.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,040,618.88

Total Distributions of Available Funds	51,892,443.42

Servicing Fee	1,057,117.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,257,140,000.00
Original Class B	39,490,000.00
Original Class C	19,740,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	1,179,345,840.00
Principal Paid	43,601,325.00
Note Balance @ 08/17/26	1,135,744,515.00

Class A-1
Note Balance @ 07/15/26	130,975,840.00
Principal Paid	43,601,325.00
Note Balance @ 08/17/26	87,374,515.00
Note Factor @ 08/17/26	32.6024310%

Class A-2a
Note Balance @ 07/15/26	250,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	250,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-2b
Note Balance @ 07/15/26	199,140,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	199,140,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-3
Note Balance @ 07/15/26	449,140,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	449,140,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-4
Note Balance @ 07/15/26	90,860,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	90,860,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	39,490,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	39,490,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	19,740,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	19,740,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,250,499.54
Total Principal Paid	43,601,325.00
Total Paid	47,851,824.54

Class A-1
Coupon	3.82200%
Interest Paid	458,873.86
Principal Paid	43,601,325.00
Total Paid to A-1 Holders	44,060,198.86

Class A-2a
Coupon	4.11000%
Interest Paid	856,250.00
Principal Paid	0.00
Total Paid to A-2a Holders	856,250.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.00539%
Interest Paid	731,163.92
Principal Paid	0.00
Total Paid to A-2b Holders	731,163.92

Class A-3
Coupon	4.37000%
Interest Paid	1,635,618.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,635,618.17

Class A-4
Coupon	4.45000%
Interest Paid	336,939.17
Principal Paid	0.00
Total Paid to A-4 Holders	336,939.17

Class B
Coupon	4.61000%
Interest Paid	151,707.42
Principal Paid	0.00
Total Paid to B Holders	151,707.42

Class C
Coupon	4.86000%
Interest Paid	79,947.00
Principal Paid	0.00
Total Paid to C Holders	79,947.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2289550
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.1223934
Total Distribution Amount	36.3513484

A-1 Interest Distribution Amount	1.7122159
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	162.6915112
Total A-1 Distribution Amount	164.4037271

A-2a Interest Distribution Amount	3.4250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.4250000

A-2b Interest Distribution Amount	3.6716075
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.6716075

A-3 Interest Distribution Amount	3.6416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6416667

A-4 Interest Distribution Amount	3.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7083334

B Interest Distribution Amount	3.8416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.8416668

C Interest Distribution Amount	4.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	310.70
Noteholders' Third Priority Principal Distributable Amount	452.74
Noteholders' Principal Distributable Amount	236.56

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,290,943.97
Investment Earnings	9,961.62
Investment Earnings Paid	(9,961.62)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,290,943.97
Change	-

Required Reserve Amount	3,290,943.97